Shareholder Report, Line Graph (Details) 199372_U.S. Global GO GOLD and Precious Metal Miners ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 27, 2017	Dec. 31, 2025
U.S. Global GO GOLD and Precious Metal Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. Global GO GOLD and Precious Metal Miners ETF NAV
Accumulated Value	$ 17,966	$ 15,807	$ 14,282	$ 16,170	$ 17,714	$ 14,657	$ 9,557	$ 10,673	$ 10,000	$ 40,777
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	27,653	22,119	17,515	21,388	16,618	14,036	10,675	11,164	10,000	$ 32,597
U.S. Global Go Gold and Precious Metal Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										U.S. Global Go Gold and Precious Metal Miners Index
Accumulated Value	19,708	17,147	15,345	17,123	18,603	15,294	9,750	10,784	10,000	$ 45,463
NYSE ARCA Gold Miners NTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										NYSE ARCA Gold Miners NTR Index
Accumulated Value	$ 16,923	$ 15,296	$ 13,830	$ 15,136	$ 16,701	$ 13,503	$ 9,615	$ 10,514	$ 10,000	$ 43,709